Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000001635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000130959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000130960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000196921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000196922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000196923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Without Sales Load [Member] | C000001635
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%	4.66%		10.82%
Without Sales Load [Member] | C000077818
Average Annual Return [Line Items]
Average Annual Return, Percent	0.26%	4.93%		11.11%
Without Sales Load [Member] | C000165210
Average Annual Return [Line Items]
Average Annual Return, Percent	0.26%	4.92%		11.11%
Without Sales Load [Member] | C000001636
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.16%)	3.49%		9.23%
Without Sales Load [Member] | C000077819
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.95%)	3.75%		9.51%
Without Sales Load [Member] | C000165211
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.95%)	3.75%		9.51%
Without Sales Load [Member] | C000001637
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.35%)	6.21%		11.32%
Without Sales Load [Member] | C000077820
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.09%)	6.49%		11.62%
Without Sales Load [Member] | C000165212
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.09%)	6.48%		11.61%
Without Sales Load [Member] | C000001638
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%	13.42%		20.19%
Without Sales Load [Member] | C000077821
Average Annual Return [Line Items]
Average Annual Return, Percent	28.07%	13.71%		20.50%
Without Sales Load [Member] | C000174753
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%	13.71%		20.51%
Without Sales Load [Member] | C000001639
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	7.88%		15.29%
Without Sales Load [Member] | C000077822
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%	8.13%		15.57%
Without Sales Load [Member] | C000165213
Average Annual Return [Line Items]
Average Annual Return, Percent	27.90%	8.14%		15.58%
Without Sales Load [Member] | C000130959
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%	5.89%		14.06%
Without Sales Load [Member] | C000130960
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%	6.16%		14.36%
Without Sales Load [Member] | C000174754
Average Annual Return [Line Items]
Average Annual Return, Percent	17.64%	6.17%		14.36%
Without Sales Load [Member] | C000196921
Average Annual Return [Line Items]
Average Annual Return, Percent	16.84%	17.28%	16.32%
Without Sales Load [Member] | C000196922
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%	17.58%	16.60%
Without Sales Load [Member] | C000196923
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%	17.58%	16.60%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	11.26%		13.37%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	11.26%		13.37%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	11.26%		13.37%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	24.79%	17.03%		18.26%
Baron Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	24.79%	17.03%		18.26%
Baron Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	24.79%	17.03%		18.26%
Baron Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	25.53%	17.58%		18.83%
Baron Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	25.53%	17.58%		18.83%
Baron Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	25.53%	17.58%		18.83%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%		9.91%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	14.44%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	14.44%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	14.44%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%		15.30%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%		15.30%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%		15.30%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%		15.30%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%		15.30%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%		15.30%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%		14.71%